UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)
________

One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2019

Date of reporting period: June 30, 2019

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Report
June 30, 2019

The Advisors’ Inner Circle Fund

Harvest Asian Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-855-573-6994.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-573-6994. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Harvest Funds if you invest directly with the Funds.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

TABLE OF CONTENTS

Schedule of Investments	1
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
Disclosure of Fund Expenses	34

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Port within sixty days after period end. The Fund’s Form N-Q and Form N-Port reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-573-6994; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

SECTOR WEIGHTINGS †:

† Percentages are based on total investments

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 95.2%

	Face Amount	Value
Australia — 1.1%
Newcrest Finance Pty
5.750%, 11/15/2041	$300,000	$334,251
Brazil — 2.4%
CSN Resources
7.625%, 02/13/2023	700,000	738,500
China — 59.3%
21Vianet Group
7.875%, 10/15/2021	400,000	412,049
Agile Group Holdings
Callable 12/04/2023 @ $100
8.375%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr+11.254%, 12/04/2167 ‡	300,000	307,432
Anton Oilfield Services Group
9.750%, 12/05/2020	400,000	408,405
Bank of China MTN
3.625%, 04/17/2029	400,000	409,800
Baoxin Auto Finance I
Callable 12/15/2019 @ $100
8.750%, VAR US Treas Yield Curve Rate T Note
Const Mat 3 Yr+12.616%, 06/15/2168 ‡	400,000	394,530

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS — continued
	Face Amount	Value
CAR
Callable 07/31/2019 @ $103
6.000%, 02/11/2021	$300,000	$290,255
CAR
8.875%, 05/10/2022	250,000	250,312
CCB Life Insurance
Callable 04/21/2022 @ $100
4.500%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr+2.680%, 04/21/2077	300,000	288,800
CFLD Cayman Investment
8.600%, 04/08/2024	450,000	454,500
China Cinda Asset Management
Callable 09/30/2021 @ $100
4.450%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr+3.290%, 12/29/2049 ‡	200,000	196,899
China Cinda Finance 2017 I MTN
4.750%, 02/21/2029	400,000	429,742
China Evergrande Group
7.000%, 03/23/2020	300,000	301,500
China State Construction Finance Cayman I
Callable 12/03/2021 @ $100
6.000%, VAR US Treas Yield Curve Rate T Note
Const Mat 3 Yr+8.367%, 06/03/2168 ‡	200,000	208,778
CMHI Finance BVI
5.000%, 08/06/2028	700,000	780,011
CNAC HK Finbridge
5.125%, 03/14/2028	400,000	440,398
COSL Singapore Capital MTN
4.500%, 07/30/2025	300,000	319,705
CSCEC Finance Cayman II
3.500%, 07/05/2027	300,000	303,765
HBIS Group Hong Kong
4.250%, 04/07/2020	400,000	400,011
Hejun Shunze Investment
11.000%, 09/20/2020	200,000	205,500
Hilong Holding
7.250%, 06/22/2020	400,000	397,800
Hopson Development Holdings
Callable 06/27/2021 @ $104
7.500%, 06/27/2022	600,000	598,708

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS — continued
	Face Amount	Value
Huarong Finance II MTN
5.500%, 01/16/2025	$200,000	$218,045
5.000%, 11/19/2025	250,000	266,364
Jinke Properties Group
8.375%, 06/20/2021	400,000	398,000
Kaisa Group Holdings
Callable 05/30/2021 @ $103
11.500%, 01/30/2023	300,000	301,958
Callable 04/09/2021 @ $103
11.250%, 04/09/2022	250,000	257,864
Kaisa Group Holdings
11.750%, 02/26/2021	500,000	526,872
KWG Group Holdings
Callable 11/10/2021 @ $103
5.875%, 11/10/2024	250,000	227,057
Minmetals Bounteous Finance BVI
4.750%, 07/30/2025	200,000	216,140
Nuoxi Capital
7.875%, 06/24/2021	500,000	499,320
7.500%, 01/28/2022	400,000	393,829
Postal Savings Bank of China
Callable 09/27/2022 @ $100
4.500%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr+2.634%, 09/27/2167 ‡	400,000	393,306
Powerlong Real Estate Holdings
Callable 09/15/2019 @ $102
4.875%, 09/15/2021	450,000	428,646
Proven Honour Capital
4.125%, 05/19/2025	700,000	706,412
4.125%, 05/06/2026	200,000	199,699
Redsun Properties Group
13.500%, 12/03/2020	300,000	318,000
Ronshine China
8.750%, 10/25/2022	400,000	393,572
Scenery Journey
Callable 11/06/2021 @ $107
13.750%, 11/06/2023	200,000	213,052
Scenery Journey
11.000%, 11/06/2020	200,000	207,964

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS — continued
	Face Amount	Value
SPIC USD Senior Perpetual Bond
Callable 05/21/2022 @ $100
5.800%, VAR US Treas Yield Curve Rate T Note
Const Mat 3 Yr+6.851%, 05/21/2168 ‡	$200,000	$210,547
Sunac China Holdings
Callable 06/14/2021 @ $104
7.250%, 06/14/2022	250,000	249,756
Tencent Holdings MTN
Callable 10/11/2048 @ $100
4.525%, 04/11/2049	300,000	328,210
Tsinghua Unic
4.750%, 01/31/2021	500,000	490,509
Tuspark Forward
7.950%, 08/15/2021	200,000	204,021
Weibo
3.500%, 07/05/2024	300,000	301,245
Yango Justice International
9.500%, 04/03/2021	300,000	298,603
7.500%, 11/16/2020	200,000	196,202
Yango Justice International
Callable 03/18/2021 @ $104
10.250%, 03/18/2022	300,000	292,942
Yunnan Energy Investment Overseas Finance
6.250%, 11/29/2021	300,000	306,894
Yuzhou Properties
8.500%, 02/26/2024	400,000	411,000
Zhenro Properties Group
Callable 01/25/2022 @ $100
10.250%, VAR US Treas Yield Curve Rate T Note
Const Mat 3 Yr+13.414%, 01/25/2168 ‡	200,000	200,137
Callable 04/03/2021 @ $103
8.650%, 01/21/2023	250,000	243,340
Zhongyuan Sincere Investment
4.250%, 06/28/2024	600,000	601,200
		18,299,606
Hong Kong — 7.9%
Bank of China Hong Kong MTN
Callable 09/14/2023 @ $100
5.900%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr+3.036%, 03/14/2168 ‡	500,000	532,607

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS — continued
	Face Amount	Value
CCBL Cayman 1 MTN
3.875%, 05/16/2029	$200,000	$204,378
3.500%, 05/16/2024	500,000	509,990
China Great Wall International Holdings III MTN
3.875%, 08/31/2027	400,000	404,330
GCL New Energy Holdings
7.100%, 01/30/2021	500,000	487,556
Joy Treasure Assets Holdings
4.500%, 03/20/2029	300,000	315,438
		2,454,299
India — 11.0%
Adani Ports & Special Economic Zone
4.375%, 07/03/2029	300,000	304,283
Adani Transmission
4.000%, 08/03/2026	500,000	501,495
JSW Steel
5.950%, 04/18/2024	400,000	412,858
Oil India
5.125%, 02/04/2029	200,000	219,119
Power Finance MTN
6.150%, 12/06/2028	300,000	344,643
REC MTN
3.875%, 07/07/2027	500,000	487,035
Vedanta Resources Finance II
Callable 04/23/2023 @ $105
9.250%, 04/23/2026	600,000	608,250
Yes Bank Ifsc Banking Unit Branch MTN
3.750%, 02/06/2023	550,000	509,005
		3,386,688
Indonesia — 1.0%
Theta Capital Pte
Callable 07/31/2019 @ $102
7.000%, 04/11/2022	300,000	300,552
Malaysia — 2.3%
Resorts World Las Vegas
Callable 01/16/2029 @ $100
4.625%, 04/16/2029	400,000	413,178

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS — continued
	Face Amount	Value
SD International Sukuk MTN
6.300%, 05/09/2022	$300,000	$301,576
		714,754
Mexico — 0.7%
America Movil
Callable 10/22/2048 @ $100
4.375%, 04/22/2049	200,000	217,280
Saudi Arabia — 0.7%
Acwa Power Management And Investments One
5.950%, 12/15/2039	200,000	207,000
Singapore — 1.3%
BOC Aviation MTN
Callable 06/18/2027 @ $100
3.500%, 09/18/2027	400,000	397,462
South Korea — 1.6%
Kookmin Bank MTN
Callable 07/02/2024 @ $100
4.350%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr+2.639%, 02/12/2049 ‡	500,000	504,037
Sri Lanka — 1.6%
Sri Lanka Government International Bond
7.850%, 03/14/2029	300,000	309,325
SriLankan Airlines
7.000%, 06/25/2024	200,000	199,800
		509,125
Switzerland — 0.7%
Syngenta Finance
Callable 01/24/2028 @ $100
5.182%, 04/24/2028	200,000	208,061
United Arab Emirates — 3.6%
ADES International Holding
Callable 04/24/2021 @ $104
8.625%, 04/24/2024	200,000	197,804

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS — continued
	Face Amount	Value
DIB Tier 1 Sukuk 3
Callable 01/22/2025 @ $100
6.250%, VAR USD Swap Semi 30/360 6 Yr
Curr+3.664%, 07/22/2167 ‡	$300,000	$314,427
SIB Tier 1 Sukuk
Callable 07/02/2025 @ $100
5.000%, VAR USD Swap Semi 30/360 6 Yr
Curr+3.213%, 01/02/2168 ‡	600,000	599,411
		1,111,642
TOTAL GLOBAL BONDS
(Cost $28,521,297)		29,383,257

EXCHANGE TRADED FUND — 2.7%

	Shares
United Kingdom — 2.7%
db x-trackers II - Harvest CSI China Sovereign
Bond UCITS ETF	38,558	815,694
TOTAL EXCHANGE TRADED FUND
(Cost $857,476)		815,694

TOTAL INVESTMENTS— 97.9%
(Cost $29,378,773)		$30,198,951

A summary of the outstanding futures contracts held by the Fund at June 30, 2019 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Depreciation

U.S. 10-Year Treasury
Notes	(19)	Sep-2019	$(2,415,938)	$(2,431,406)	$(15,468)
			$(2,415,938)	$(2,431,406)	$(15,468)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2019 is as follows:
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HH Clearing Services	07/11/19 - 09/06/19	USD	482,414	EUR	426,733	$4,317
HH Clearing Services	09/06/19	EUR	262,224	USD	297,166	(2,626)
HH Clearing Services	07/11/19	EUR	439,863	USD	495,951	(4,603)
HH Clearing Services	08/21/19	USD	1,840,737	CNY	12,777,109	20,649
						$17,737

Percentages are based on Net Assets of $30,858,230.

‡ Perpetual Bond

CNY — China Yuan Renminbi
ETF — Exchange Traded Fund
EUR — Euro
MTN — Medium Term Note
UCITS — Undertakings for Collective Investment in Transferable Securities USD — U.S. Dollar
VAR — Variable Rate

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$29,383,257	$—	$29,383,257
Exchange Traded Fund	815,694	—	—	815,694
Total Investments in Securities	$815,694	$29,383,257	$—	$30,198,951

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contract *
Unrealized Depreciation	$(15,468)	$—	$—	$(15,468)
Forwards Contracts *
Unrealized Appreciation	—	24,966	—	24,966
Unrealized Depreciation	—	(7,229)	—	(7,229)
Total Other Financial Instruments	$(15,468)	$17,737	$—	$2,269

*	Futures and forward foreign currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the six months ended June 30, 2019, there have been no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

For the six months ended June 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

STATEMENT OF ASSETS AND LIABILITES

Assets:
Investments, at Value (Cost $29,378,773)	$30,198,951
Foreign Currency, at Value (Cost $302,444)	302,592
Receivable for Investment Securities Sold	2,796,617
Cash Equivalents	2,566,426
Interest Receivable	402,776
Cash Pledged as Collateral for Futures Contracts	199,992
Cash Pledged as Collateral for Forward Foreign Currency Contracts	150,065
Unrealized Appreciation on Forward Foreign Currency Contracts	24,966
Due from Adviser	16,226
Receivable for Capital Shares Sold	7,600
Prepaid Expenses	20,867
Total Assets	36,687,078
Liabilities:
Payable for Investment Securities Purchased	5,745,375
Transfer Agent Fees Payable	15,099
Legal Fees Payable	10,853
Due to Administrator	10,274
Unrealized Depreciation on Forward Foreign Currency Contracts	7,229
Audit Fees Payable	6,636
Chief Compliance Officer Fees Payable	1,472
Distribution Fees Payable (Class A Shares)	1,367
Payable for Variation Margin	594
Trustees Fees Payable	234
Payable for Capital Shares Redeemed	15
Other Accrued Expenses	29,700
Total Liabilities	5,828,848
Net Assets	$30,858,230
Net Assets Consist of:
Paid-in Capital	$30,680,527
Total Distributable Earnings	177,703
Net Assets	$30,858,230

Net Asset Value Price Per Share
Institutional Class Shares ($23,710,241 ÷ 2,345,319 shares)
(unlimited authorization — no par value)	$10.11
Net Asset Value Price Per Share
Class A Shares ($7,147,989 ÷ 705,220 shares)
(unlimited authorization — no par value)	$10.14
Maximum Offering Price Per Share - Class A ($10.14/95.75%)	$10.59

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
FOR THE SIX MONTHS ENDED
JUNE 30, 2019 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Interest Income	$930,513
Dividend Income	21,307
Less: Foreign Taxes Withheld	(1,883)
Total Investment Income	949,937

Expenses:
Investment Advisory Fees	109,510
Administration Fees	61,987
Distribution Fees (Class A Shares)	9,299
Trustees’ Fees	8,399
Chief Compliance Officer Fees	2,980
Transfer Agent Fees	53,900
Legal Fees	24,237
Registration Fees	19,170
Audit Fees	15,526
Printing Fees	13,098
Custodian Fees	9,414
Insurance and Other Expenses	19,060

Total Expenses	346,580
Less:
Waiver of Investment Advisory Fees	(109,510)
Reimbursement by Investment Adviser	(99,247)
Net Expenses	137,823

Net Investment Income	812,114
Net Realized Gain on Investments	1,302,048
Net Realized Gain on Futures Contracts	24,333
Net Realized Loss on Foreign Currency Transactions	(24,699)
Net Realized Loss on Forward Foreign Currency Contracts	(65,090)
Net Change in Unrealized Appreciation on Investments	1,009,953
Net Change in Unrealized Depreciation on Futures Contracts	(15,468)
Net Change in Unrealized Appreciation on Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	279
Net Change in Unrealized Appreciation on Forward Foreign Currency Contracts	18,919
Net Realized and Unrealized Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts, Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	2,250,275
Net Increase in Net Assets Resulting from Operations	$3,062,389

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net Investment Income	$812,114	$1,340,320
Net Realized Gain (Loss) on Investments, Futures Contracts, and Forward Foreign Currency Contracts	1,236,592	(1,948,209)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	1,013,683	(246,296)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,062,389	(854,185)
Distributions:
Institutional Class	(534,833)	(919,877)
Class A	(155,693)	(533,299)
Total Distributions	(690,526)	(1,453,176)
Return of Capital:
Institutional Class	—	(62,539)
Class A	—	(35,414)
Total Return of Capital	—	(97,953)
Capital Share Transactions:(1)
Institutional Class Shares:
Issued	2,504,112	16,030,294
Reinvestment of Distributions	460,910	828,830
Redeemed	(946,864)	(13,530,921)
Net Institutional Class Share Transactions	2,018,158	3,328,203
Class A Shares:
Issued	1,138,233	3,945,055
Reinvestment of Distributions	142,497	524,650
Redemption Fees - Note 2	—	1,713
Redeemed	(6,178,210)	(6,157,207)
Net Class A Share Transactions	(4,897,480)	(1,685,789)
Net Increase (Decrease) in Net Assets from Share Transactions	(2,879,322)	1,642,414
Total Decrease in Net Assets	(507,459)	(762,900)
Net Assets:
Beginning of Period	31,365,689	32,128,589
End of Period	$30,858,230	$31,365,689

(1)	For share transactions, see Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period/Year

Institutional Class Shares	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value, Beginning of Period/Year	$9.34		$9.96	$9.83	$9.86	$9.93	$10.06
Income (Loss) from Operations:
Net Investment Income(1)	0.28		0.36	0.44	0.49	0.49	0.49
Net Realized and Unrealized Gain (Loss)	0.73		(0.56)	0.57	(0.03)	(0.04)	0.03
Total from Operations	1.01		(0.20)	1.01	0.46	0.45	0.52
Redemption Fees	$—		$—	$—	$0.00 (2)	$—	$—
Dividends and Distributions:
Net Investment Income	(0.24)		(0.32)	(0.46)	(0.34)	(0.52)	(0.50)
Net Realized Gain	—		(0.07)	(0.42)	(0.15)	0.00(2)	(0.15)
Return of Capital	—		(0.03)	—	—	—	—
Total Dividends and Distributions	(0.24)		(0.42)	(0.88)	(0.49)	(0.52)	(0.65)
Net Asset Value, End of Period/Year	$10.11		$9.34	$9.96	$9.83	$9.86	$9.93
Total Return†	9.83%		(2.02)%	10.43%	4.61%	4.56%	5.16%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$23,710		$20,009	$18,222	$26,946	$36,803	$25,824
Ratio of Expenses to Average Net Assets	0.88	%**	0.88%	0.88%	0.88%	0.88%	0.88	%(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.32	%**	2.00%	1.67%	1.48%	1.47%	1.89%
Ratio of Net Investment Income to Average Net Assets	5.64	%**	3.77%	4.29%	4.90%	4.84%	4.81%
Portfolio Turnover Rate	345	%***	436%	352%	171%	210%	336%

(1)	Calculated using average shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND

FINANCIAL HIGHLIGHTS

(2)	Amount represents less than $0.01 per share.
(3)	Ratio excludes the effect of fees paid indirectly. If these expenses offsets were included, the ratio would have been 0.88%.
†
Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Annualized
***	Not Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period/Year

Class A Shares	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value, Beginning of Period/Year	$9.36		$9.98	$9.85	$9.86	$9.93	$10.06
Income (Loss) from Operations:
Net Investment Income(1)	0.26		0.34	0.42	0.47	0.47	0.47
Net Realized and Unrealized Gain (Loss)	0.75		(0.56)	0.57	(0.02)	(0.05)	0.02
Total from Operations	1.01		(0.22)	0.99	0.45	0.42	0.49
Redemption Fees	$—		$—	$0.00 (2)	$0.00 (2)	$0.00 (2)	$0.01
Dividends and Distributions:
Net Investment Income	(0.23)		(0.31)	(0.44)	(0.31)	(0.49)	(0.48)
Net Realized Gain	—		(0.07)	(0.42)	(0.15)	0.00(2)	(0.15)
Return of Capital	—		(0.02)	—	—	—	—
Total Dividends and Distributions	(0.23)		(0.40)	(0.86)	(0.46)	(0.49)	(0.63)
Net Asset Value, End of Period/Year	$10.14		$9.36	$9.98	$9.85	$9.86	$9.93
Total Return†	9.77%		(2.26)%	10.13%	4.60%	4.30%	4.97%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$7,148		$11,357	$13,907	$24,750	$20,087	$12,907
Ratio of Expenses to Average Net Assets	1.13	%**	1.13%	1.13%	1.13%	1.13%	1.13	%(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.54	%**	2.25%	1.91%	1.74%	1.73%	2.06%
Ratio of Net Investment Income to Average Net Assets	5.33	%**	3.55%	4.12%	4.66%	4.64%	4.58%
Portfolio Turnover Rate	345	%***	436%	352%	171%	210%	336%

(1)	Calculated using average shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND

FINANCIAL HIGHLIGHTS

(2)	Amount represents less than $0.01 per share.
(3)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.13%
†
Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Annualized
***	Not Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 54 funds. The financial statements herein are those of Harvest Asian Bond Fund (the “Fund”) which offers two classes of shares: Institutional Shares and Class A Shares. The Fund is diversified and its investment objective is to seek long-term total return through a combination of capital appreciation and current income. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.
2. Significant Accounting Policies:
The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.
As of June 30, 2019, there were no securities valued in accordance with the fair value procedures.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

 • Level 1 — Unadjusted  quoted  prices  in  active  markets  for  identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

        • Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted                quoted prices in active markets, etc.); and

  • Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For details of the investment classification, reference the Schedule of Investments.
For the six months ended June 30, 2019, there have been no significant changes to the Fund’s fair value methodologies.
Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method. Realized gains (losses) on paydowns of mortgage-

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

backed and asset-backed securities are recorded as an adjustment to interest income.
Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund generally bifurcates the portion of realized gains (losses) on investments in debt securities which is attributed to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the Statement of Operations under ‘Net Realized Loss on Foreign Currency Transactions’. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. For open forward currency contracts, refer to the schedule of investments.
To reduce counterparty risk with respect to OTC transactions, the Fund has entered into netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.
For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.
The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Fund at June 30, 2019:

Derivative Type	Value of Asset	Value of Liability	Net Amount Available to be Offset	Collateral Pledged by Fund†	Net Amount
Forward Foreign Currency
Exchange Contracts	$24,966	$(7,229)	$17,737	$(17,737)	$—

†	Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the average balances of forward foreign currency exchange contracts as presented in the table below, is representative of the volume of activity for this derivative type during the period:

Forward Foreign Currency Exchange Contracts:
Average Monthly Notional Contracts Purchased	$(2,215,186)
Average Monthly Notional Contracts Sold	$1,425,692
Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. The Fund’s investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Finally, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.
For the six months ended June 30, 2019, the average balances of futures contracts as presented in the table below, is representative of the volume of activity for this derivative type during the period:

Futures Contracts:
Average Monthly Market Value Balance Short	$(402,656)

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the six months ended June 30, 2019, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2019, the Fund did not incur any interest or penalties.
Cash Equivalents - Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits.  Amounts invested are available on the same business day.
Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the fund based on the number of funds and/or relative daily net assets.
Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.
Dividends and Distributions to Shareholders — The Fund declares distributions from its net investment income monthly and distributes its net investment income, if any, monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.
Redemption Fees — The Fund retains redemption fees of 1.50% on redemptions of fund shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. For the six months ended June 30, 2019, the Fund’s Class A shares did not retain any redemption fees. For the year ended December 31, 2018, the Fund’s Class A shares retained $1,713. Such fees are retained

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

by the Fund for the benefit of the remaining shareholders and are recorded as additions to fund capital.
Front-End Sales Commission — Front-end sales commissions (the "sales charge”) are not recorded as expenses of the Fund. Sales charges are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares.
Cash Overdraft Charges — Per the terms of the agreement with Brown Brothers Harriman & Co. (the “Custodian”), if the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the published 30-day LIBOR plus 2.00%. Cash overdraft charges are included in Custodian Fees on the Statement of Operations. For the six months ended June 30, 2019, the Fund did not pay any cash overdraft charges.
3. Derivative Transactions:
The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.
The fair value of derivative instruments as of June 30, 2019, is as follows:

	Asset Derivatives Period ended June 30, 2019 Statement of Assets and Liabilities		Liability Derivatives Period ended June 30, 2019 Statement of Assets and Liabilities

	Location	Fair Value	Location	Fair Value

Forward Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$24,966	Unrealized depreciation on forward foreign currency contracts	$7,229

Total derivatives not accounted for as hedging instruments		$24,966		$7,229

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 is as follows:
Amount of realized gain or (loss) on derivatives recognized:

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Foreign Currency Contracts	Total

Forward Foreign exchange contracts	$—	$(65,090)	$(65,090)
Interest rate contracts	24,333	—	24,333
Total	$24,333	$(65,090)	$(40,757)
Change in unrealized appreciation or (depreciation) on derivatives recognized:

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Foreign Currency Contracts	Total

Forward Foreign exchange contracts	$—	$18,919	$18,919
Interest rate contracts	(15,468)	—	(15,468)
Total	$(15,468)	$18,919	$3,451

4. Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/ or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.
A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
5. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:
The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

on the number of share classes and the average daily net assets of the Fund. For the six months ended June 30, 2019, the Fund was charged $61,987, for these services.
The Trust has adopted a Distribution Plan (the “Plan”) for the Fund’s Class A Shares. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of it shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive 0.25% of the Fund’s average daily net assets attributable to Class A Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.
Brown Brothers Harriman & Co. acts as Custodian for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.
6. Investment Advisory:
Under the terms of an investment advisory agreement, Harvest Global Investments Limited (“Harvest” or the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively “excluded expenses”) from exceeding the amounts of 0.88% and 1.13% for Institutional Class Shares and Class A Shares, respectively, as a percentage of average net assets, until April 30, 2020.
The Adviser may renew these contractual fee waivers for subsequent periods. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual fund operating expenses (not including excluded expenses) and the amounts listed above for each Fund to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. To maintain these expense limits, the Adviser may reduce a portion of its management fees and/or reimburse certain expenses of each Fund.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

As of June 30, 2019, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $356,070, $387,634 and $417,125 expiring in 2020, 2021 and 2022 respectively. During the six months ended June 30, 2019, there has been no recoupment of previously waived and reimbursed fees.
7. Share Transactions:

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Share Transactions:
Institutional Class
Issued	252,239	1,602,306
Reinvested	46,554	86,454
Redeemed	(96,887)	(1,375,404)
Net Share Transactions	201,906	313,356
Class A
Issued	116,053	403,886
Reinvested	14,370	54,711
Redeemed	(639,079)	(638,722)
Net Share Transactions	(508,656)	(180,125)

8. Investment Transactions:
                                                                                                                                                                                                                                                                                                                                                                       The cost of security purchases and process from security sales, other than short-term securities, for the six-months ended June 30, 2019, were as follows:

	U.S. Government	Other
Purchases	$2,898,076	$90,569,116
Sales	2,911,801	93,293,017

9. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.
The tax character of dividends and distributions paid during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2018	$1,453,176	$—	$97,953	$1,551,129
2017	$2,773,270	$637,360	$—	$3,410,630

As of December 31, 2018, the components of Distributable Loss on a tax basis were as follows:

Capital Loss Carryforwards	$(1,896,247)
Unrealized Depreciation	(266,278)
Other Temporary Differences	(31,635)
Total Distributable Loss	$(2,194,160)

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Post October losses represent losses realized on investment transactions from November 1, 2018 through December 31, 2018 that, in accordance with Federal income tax regulations, the Fund may defer and treat as having arisen in the following fiscal year. The Fund did not defer post October losses. However, the Fund deferred a specified loss.
The difference between Federal tax cost and book cost are primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years and PFICs, straddles, perpetual bonds and currency forwards.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Fund at June 30, 2019 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$29,378,773	$910,434	$(90,256)	$820,178

10. Concentration of Risk:
Bond Connect Risk — Trading through Bond Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. Furthermore, securities purchased via Bond Connect will be held via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit (“CMU”) maintained with a China-based custodian (either the China Central Depository & Clearing Co. (“CDCC”) or the Shanghai Clearing House (“SCH”)). The Fund’s ownership interest in Bond Connect securities will not be reflected directly in book entry with CDCC or SCH and will instead only be reflected on the books of its Hong Kong sub-custodian.
Therefore, the Fund’s ability to enforce rights as a bondholder may depend on CMU’s ability or willingness as record-holder of Bond Connect securities to enforce the Fund’s rights as a bondholder. Additionally, the omnibus manner in which the securities are held could expose the Fund to the risk of its Hong Kong sub-custodian. While the ultimate investors hold a beneficial interest in Bond Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.
China-Related Investments Risk — Because the Fund geographically focuses its investments in securities of Chinese issuers and issuers with economic ties to China, the Fund is subject to the risk that political, social or economic instability within China may cause the Fund’s investments to decline in value. The People’s Republic of China (PRC) government exercises significant control over the PRC’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency denominated obligations.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

Changes in these policies could adversely impact affected industries or companies. The PRC’s economy, particularly its export oriented industries, may be adversely impacted by trade or political disputes with the PRC’s major trading partners, including the U.S. In addition, as its consumer class emerges, the PRC’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. The Fund currently may buy Renminbi only on the offshore CNH market. The CNH market is newly developed, and as such is often illiquid and highly volatile. The Fund may be subject to greater risk than a mutual fund whose assets are more geographically diversified.
Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, such as the Renminbi, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Derivatives Risk — The Fund’s use of futures contracts, forward contracts and Access Products is subject to market risk, leverage risk, correlation risk, liquidity risk, and (except for Access Products) hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forward contracts and Access Products is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.
Emerging Markets Risk — Investments in emerging market securities are considered speculative and are subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

economies that are less developed. In addition, emerging market securities may be issued by companies with smaller market capitalization and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confi scatory taxation, seizure, nationalization or creation of government monopolies.
Exchange-Traded Risk — The Fund may purchase shares of ETFs. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. When the Fund invests in an ETF, it will bear a pro rata portion of the ETF’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an ETF more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an ETF may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the ETF. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying investments of the ETF,  the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of their underlying investments. In addition, a lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.
Fixed Income Securities Risk
Credit Risk. The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.
High Yield Securities (“Junk Bond”) Risk. High yield, or non-investment grade or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the noninvestment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

or market quotations may make it more difficult to value noninvestment grade bonds accurately.
Interest Rate Risk. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.
Inflation/Deflation Risk. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
Foreign Securities Risk — Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency, and as such are subject to currency risk described above.
Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

Portfolio Turnover Risk — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term capital gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.
Valuation Risk — The Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.
11. Other:
As of June 30, 2019, 91% of Institutional Class Shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.
12. Regulatory Matters:
On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.
13. New Accounting Pronouncements:
In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.
In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.”
14. Subsequent Events:
The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund’s gross income, directly reduce the investment return of a mutual fund. A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2019 to June 30, 2019).
The table on the next page illustrates your Fund’s costs in two ways.
•
Actual fund return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”

•
Hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown do not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
JUNE 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES

	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,097.70	0.88%	$4.58
Class A Shares	1,000.00	1,098.30	1.13%	5.88
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.43	0.88%	$4.41
Class A Shares	1,000.00	1,019.19	1.13%	5.66

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

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Harvest Funds
P.O. Box 219009
Kansas City, MO 64121-9009
1-855-573-6994
Investment Adviser:
Harvest Global Investments Limited
31/F One Exchange Square
8 Connaught Place, Central
Hong Kong
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921
Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103
This information must be preceded or
accompanied by a current prospectus for the
Fund.
HGI-SA-001-0800

Item 2.  Code of Ethics.

Not applicable for semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.  Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b)  Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: September 6, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller and CFO

Date: September 6, 2019

*     Print the name and title of each signing officer under his or her signature.